OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 7. OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31
(in US$ thousands)	2025	2024
Loans receivable - current	$—	$—
Less: Allowance for loans receivable - current	—	—
Excess value-added tax paid	97	92
Other	42	35
	$139	$127

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2025, 2024 and 2023:

(in US$ thousands)	2025	2024	2023
Balance at beginning of year	$—	$24	$29
Reversal for collection of bad debt	—	(24)	(5)
Translation adjustment	—	—	—
Balance at end of year	$—	$—	$24